Equity Transactions - Roll Forward of RSU Activity (Detail) (Restricted Stock [Member], USD $)	0 Months Ended	12 Months Ended
	Apr. 15, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of Warrants or restricted shares, Nonvested, Beginning balance		8,000	40,000	90,000
Number of restricted shares, Granted	125,000	138,500
Number of restricted shares, Vested		(18,125)	(32,000)	(50,000)
Number of restricted shares, Forfeited		0	0	0
Number of Warrants or restricted shares, Nonvested, Ending balance		128,375	8,000	40,000
Weighted average grant date fair value, Nonvested, Beginning balance		$ 1.44	$ 1.44	$ 1.44
Weighted average grant date fair value, Granted	$ 3.05	$ 3.07
Weighted average grant date fair value, Vested		$ 2.45	$ 1.44	$ 1.44
Weighted average grant date fair value, Forfeited		$ 0	$ 0	$ 0
Weighted average grant date fair value, Nonvested, Ending balance		$ 3.06	$ 1.44	$ 1.44